Investments in Affiliate Companies and Investments in Available-for-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies and Investments in Available-for-Sale Securities - Financial Information of the Affiliate Companies - Balance Sheet (Table)

	December 31, 2021			December 31, 2020

Balance sheet	Navios Partners	Navios Acquisition	Navios Containers	Navios Partners	Navios Acquisition	Navios Containers
Cash and cash equivalents, including restricted cash	$169,446	$—	$—	$30,728	$41,357	$7,573
Current assets	$226,340	$—	$—	$60,780	$140,605	$16,684
Non-current assets	$3,396,959	$—	$—	$1,146,489	$1,428,392	$414,106
Current liabilities	$395,505	$—	$—	$253,252	$805,860	$39,862
Long- term debt including current portion, net	$1,361,709	$—	$—	$486,857	$1,076,587	$232,159
Non-current liabilities	$1,458,069	$—	$—	$299,187	$433,280	$199,383

Investments in Affiliate Companies and Investments in Available-for-Sale Securities - Financial Information of Affiliate Companies - Income Statement (Table)

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348

	December 31, 2019
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$219,379	$280,117	$36,822	$46,718	$141,532
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507